Related Party Transactions and Balances (Tables)	12 Months Ended
Mar. 31, 2026
Related Party Transactions and Balances [Abstract]
Schedule of Relationships with Related Parties

Nature of relationships with related parties

Name	Relationship with the Company
Grow World LPF (note a)	Entity controlled by Mr. Lok and Ms. Yao
Grow World II LPF	Entity controlled by Mr. Lok and Ms. Yao
Solomon Capital Fund SPC	Entity controlled by Mr. Lok and Ms. Yao
Northstar Futurex SP	Entity controlled by Solomon Global Select Fund SPC
Winner Global Select LPF	Entity controlled by Mr. Lok
Mr. Lok (note b)	Shareholder and director of the Company
Ms. Yao (note c)	Shareholder and director of the Company
Mr. Zhu (note d)	Shareholder and director of the Company

Note:

(a)	On August 2, 2024, Grow World LPF was no longer a related party to the Company, following a transfer of the Grow World LPF’s ownership to a third party. Additionally, the Company ceased to be Grow World LPF’s investment manager on August 6, 2024 and no income was recognized since August 6, 2024.

(b)	Mr. Lok was a director of the Company and had been appointed as the Chief Executive Officer with effect from March 19, 2025.

(c)	Ms. Yao was a director of SJFZ from October 2022 to April 2025 and had been appointed as a director of the Company with effect from March 19, 2025.

(d)	Mr. Zhu has been appointed as a director of the Company, effective from October 15, 2025.

Related party transactions

		For the years ended March 31,
Name	Nature	2026	2025	2024
		$’000	$’000	$’000
Grow World LPF	Asset management income	-	1	10
Grow World II LPF	Asset management income	57	127	46
Solomon Capital Fund SPC	Asset management income	536	527	815
Total asset management income		593	655	871

Balance with related parties

		As of March 31,
Name	Nature	2026	2025
		$’000	$’000
Grow World II LPF	Receivable from customers	47	4
Solomon Capital Fund SPC	Receivable from customers	292	42
Total receivable from customers		339	46

Solomon Capital Fund SPC	Amount due from related parties	32	12
Grow World II LPF	Amount due from related parties	6	-
Total amount due from related parties		38	12

Northstar Futurex SP	Amount due to related parties	(22)	-
Winner Global Select LPF	Amount due to related parties	(2,000)	-
Total amount due to related parties		(2,022)	-

Mr. Lok	Amount due to directors	-	(382)
Ms. Yao	Amount due to directors	(198)	(569)
Total amount due to directors		(198)	(951)

Schedule of Remuneration to Senior Management

Remuneration to senior management for the years ended March 31, 2026, 2025 and 2024 were:

	For the years ended March 31,
	2026	2025	2024
	$’000	$’000	$’000
Salaries and other short term employee benefits	666	644	518
Payments to defined contribution pension schemes	6	10	12
Total	672	654	530